Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capital Group Global Growth Equity ETF
Entity Central Index Key	0001870116
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Capital Group Global Growth Equity ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Global Growth Equity ETF
Class Name	Capital Group Global Growth Equity ETF
Trading Symbol	CGGO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Global Growth Equity ETF (the "fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGGO	$ 24	0.47% *
*Annualized.
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47% [1]
Net Assets	$ 4,766,000,000
Holdings Count | Holding	83
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,766
Total number of portfolio holdings	83
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Annualized.